Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,338,474	$ 7,209,458
Less: accumulated depreciation	4,006,976	3,478,342
Property, plant and equipment, net	3,331,498	3,731,116
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	85,495	85,495
Furniture, fixture, and office and medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	298,738	264,123
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	542,514	542,514
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,273,465	4,179,064
Motor vehicle under finance leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	239,093	239,093
Assets in construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,899,169	$ 1,899,169